000 B000000 06/30/2002
000 C000000 0000792717
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 AXP CALIFORNIA TAX-EXEMPT TRUST
001 B000000 811-4646
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  1
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   78
019 C00AA00 AMEXPFUNDS
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 J.P. MORGAN SECURITIES INC.
022 B000001 13-3224016
022 C000001     19400
022 D000001     18700
022 A000002 MORGAN STANLEY DEAN WITTER & CO.
022 B000002 13-2655998
022 C000002     12829
022 D000002     17265
022 A000003 MWRRILL LYNCH, PIERCE, FENNER & SMITH INC.
022 B000003 13-5674085
022 C000003     11128
022 D000003     13549
022 A000004 GOLDMAN, SACHS & CO.
022 B000004 13-5108880
022 C000004     13674
022 D000004      3300
022 A000005 SALOMON SMITH BARNEY INC.
022 B000005 11-2418191
022 C000005      9005
022 D000005      6600
022 A000006 UBS WARBURG LLC
022 B000006 13-3873456
022 C000006      8242
022 D000006      3800
022 A000007 BEAR STEARNS & CO. INC.
022 B000007 13-3299429
022 C000007      7504
022 D000007      4182
022 A000008 BANK OF AMERICA
022 B000008 94-1687655
022 C000008      8692
022 D000008         0
022 A000009 RBC DAIN RAUSCHER INC.
022 B000009 41-0212020
022 C000009      4088
022 D000009      2761
022 A000010 UBS PAINEWEBBER INC.
022 B000010 13-2638166
022 C000010      1500
022 D000010      5185
023 C000000     111183
023 D000000      82151
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 A00AA00 TRAVELERS CASUALTY & SURETY CO. OF AMERICA
080 C00AA00      750
081 A00AA00 N
081 B00AA00   0
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
014 A000101 AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
014 B000101 8-42582
014 A000102 AMERICAN EXPRESS FINANCIAL ADVISORS INC.
014 B000102 8-16791
014 A000103 IDS LIFE INSURANCE COMPANY
014 B000103 8-14124
014 A000104 SECURITIES AMERICA,INC.
014 B000104 8-26602
014 A000105 NORTHWINDS MARKETING GROUP LLC
014 B000105 8-53300
028 A010100      3647
028 A020100       805
028 A030100         0
028 A040100      3730
028 B010100      2796
028 B020100       725
028 B030100         0
028 B040100      4748
028 C010100      2201
028 C020100       632
028 C030100         0
028 C040100      3970
028 D010100      2811
028 D020100       702
028 D030100         0
028 D040100      3977
028 E010100      2808
028 E020100       627
028 E030100         0
028 E040100      5478
028 F010100      3574
028 F020100       744
028 F030100         0
028 F040100      2621
028 G010100     17837
028 G020100      4235
028 G030100         0
028 G040100     24524
028 H000100      5797
029  000100 Y
030 A000100    414
030 B000100  4.75
030 C000100  0.00
031 A000100    174
031 B000100      0
032  000100      0
033  000100    240
034  000100 Y
035  000100     27
036 A000100 N
036 B000100      0
037  000100 N
038  000100      0
039  000100 N
040  000100 Y
041  000100 Y
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100   0
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100 100
043  000100    865
044  000100      0
062 A000100 Y
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   2.1
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100  97.9
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
063 A000100   0
063 B000100 18.9
064 A000100 Y
064 B000100 N
070 A010100 Y
070 A020100 N
070 B010100 N
070 B020100 N
070 C010100 Y
070 C020100 N
070 D010100 N
070 D020100 N
070 E010100 Y
070 E020100 N
070 F010100 N
070 F020100 N
070 G010100 Y
070 G020100 N
070 H010100 N
070 H020100 N
070 I010100 N
070 I020100 N
070 J010100 Y
070 J020100 N
070 K010100 Y
070 K020100 N
070 L010100 N
070 L020100 N
070 M010100 N
070 M020100 N
070 N010100 Y
070 N020100 N
070 O010100 Y
070 O020100 N
070 P010100 Y
070 P020100 N
070 Q010100 N
070 Q020100 N
070 R010100 N
070 R020100 N
071 A000100     63868
071 B000100     39641
071 C000100    243304
071 D000100   16
072 A000100 12
072 B000100    14224
072 C000100        0
072 D000100        0
072 E000100        0
072 F000100     1236
072 G000100      107
072 H000100        0
072 I000100       99
072 J000100       19
072 K000100       25
072 L000100        0
072 M000100       10
072 N000100       42
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100       17
072 S000100        0
072 T000100      865
072 U000100        0
072 V000100        0
072 W000100        2
072 X000100     2422
072 Y000100       13
072 Z000100    11815
072AA000100       83
072BB000100        0
072CC010100     2679
072CC020100        0
072DD010100    10781
072DD020100     1044
072EE000100        0
073 A010100   0.0000
073 A020100   0.0000
073 B000100   0.0000
073 C000100   0.0000
074 A000100       11
074 B000100        0
074 C000100     9900
074 D000100   258805
074 E000100        0
074 F000100        0
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100     9965
074 K000100        0
074 L000100     3605
074 M000100        0
074 N000100   282286
074 O000100    17872
074 P000100        6
074 Q000100        0
074 R010100        0

074 R020100        0
074 R030100        0
074 R040100      100
074 S000100        0
074 T000100   264308
074 U010100    44613
074 U020100     5879
074 V010100     0.00
074 V020100     0.00
074 W000100   0.0000
074 X000100     5193
074 Y000100        0
075 A000100        0
075 B000100   244120
076  000100     0.00
SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

EXHIBIT 77D for AXP California Tax-Exempt Trust


Changes in investment policies for the Six-month Period Ended 12/31/01 for:
                           AXP California Tax-Exempt Trust
                                AXP California Tax-Exempt Fund

Changes in the resolution pertaining to the 80% rule change for the fundamental investment policies:

         AXP California Tax-Exempt Fund

         RESOLVED, It shall be the fundamental investment policy of the Fund, which can be changed only by shareholder approval that under normal market conditions at least 80% of the Fund's net assets shall be invested in municipal obligations that are generally exempt from federal income tax as well as from respective state and local income tax.

           Independent Auditors' Report on Internal Accounting Control



The Board of Directors and Shareholders
AXP California Tax-Exempt Trust:


In planning and performing our audit of the financial statements of AXP California Tax-Exempt Fund (fund within AXP California Tax-Exempt Trust) for the year ended June 30, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of AXP California Tax-Exempt Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above.

This report is intended solely for the information and use of management, the Board of Directors of AXP California Tax-Exempt Trust, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ KPMG LLP
------------
    KPMG LLP
    Minneapolis, Minnesota
    August 2, 2002